Annual Total Returns (Vanguard Emerging Markets Government Bond Index Fund - ETF Shares ETF) (Vanguard Emerging Markets Government Bond Index Fu, Vanguard Emerging Markets Government Bond Index Fund - ETF Shares)
12 Months Ended
Oct. 31, 2014
Vanguard Emerging Markets Government Bond Index Fu | Vanguard Emerging Markets Government Bond Index Fund - ETF Shares
Annual Total Return
2014	5.12%